Summary of information about reportable segments (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services		$ 43,002	₨ 3,583,798	₨ 3,405,548	₨ 1,817,392
Service cost		10,392	866,039	669,098	159,284
Other revenue		7,273	606,099	421,717	171,984
Other income		1,228	102,362	152,520	158,648
Personnel expenses		16,177	1,348,215	1,148,434	1,021,881
Marketing and sales promotion expenses		5,519	459,935	336,472	124,147
Other operating expenses		(18,951)	(1,579,352)	(1,554,963)	(893,313)
Finance cost		3,444	286,998	326,399	100,453
Depreciation and amortization		2,370	197,527	190,152	308,153
Finance income		2,048	170,714	28,944	47,816
Share of loss of joint venture					41,616
Change in fair value of warrants gain					32,756
Impairment of loan to joint venture				1,000	72,719
Loss before taxes		(3,953)	(329,331)	(241,380)	(465,556)
Tax expense		446	37,174	46,788	16,906
Loss for the period		$ (4,399)	(366,505)	(288,168)	(482,462)
Air ticketing [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		1,729,305	1,779,972	1,150,474
Customer inducement and acquisition costs			2,773,118	2,555,320	1,060,600
Service cost
Segment results			4,502,423	4,335,292	2,211,074
Hotels and packages [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		1,693,962	1,471,270	520,740
Customer inducement and acquisition costs			312,206	263,756	237,695
Service cost			(866,039)	(669,099)	(159,284)
Segment results			1,140,129	1,065,927	599,151
Other services [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		160,531	154,306	146,178
Customer inducement and acquisition costs			18,544	23,380	15,326
Service cost
Segment results			179,075	177,685	161,504
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		3,583,798	3,405,548	1,817,392
Customer inducement and acquisition costs			3,103,868	2,842,456	1,313,621
Service cost			(866,039)	(669,098)	(159,284)
Segment results			5,821,627	5,578,904	2,971,729
Other revenue	[2]		606,099	421,717	171,984
Other income			102,362	152,520	158,648
Customer inducement and acquisition costs (recorded as a reduction of revenue)			(3,103,868)	(2,842,455)	(1,313,621)
Personnel expenses			(1,348,215)	(1,148,434)	(1,021,881)
Marketing and sales promotion expenses			(459,935)	(336,472)	(124,147)
Other operating expenses			(1,579,352)	(1,554,963)	(893,313)
Finance cost			(286,998)	(326,399)	(100,453)
Depreciation and amortization			(197,527)	(190,152)	(308,153)
Impairment of goodwill
Finance income			170,714	28,944	47,816
Share of loss of joint venture					41,616
Change in fair value of warrants gain					32,756
Listing and related expenses			(54,238)	(23,591)	(55,816)
Impairment of loan to joint venture				(1,000)	(72,719)
Loss before taxes			(329,331)	(241,380)	(465,554)
Tax expense			(37,174)	(46,788)	(16,906)
Loss for the period			₨ (366,505)	₨ (288,168)	₨ (482,462)

[1]	There were no inter-segment revenue during the year ended March 31, 2024, March 31, 2023 and, March 31, 2022. This amount constitutes of ‘revenue from external customer only.
[2]	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.